Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Revenue:
Rental	$ 142,962	$ 207,156	$ 622,350					$ 227,637							$ 671,960	$ 746,816	$ 911,866	$ 919,359
Sales	161,802	228,717	684,171					240,904							682,429	756,596	831,574	768,956
Total revenue	304,764	435,873	1,306,521				149,023	468,541	453,270	432,578	459,728	442,346	430,412	410,954	1,354,389	1,503,412	1,743,440	1,688,315
Rental expenses	85,142	100,810	348,387					99,901							317,414	350,912	468,975	465,937
Cost of sales	43,761	58,613	190,454					58,033							171,823	190,927	229,522	225,680
Gross profit	175,861	276,450	767,680				96,421	310,607	290,287	264,258	278,200	266,717	256,877	243,149	865,152	961,573	1,044,943	996,698
Selling, general and administrative expenses	217,717	142,778	445,781					145,659							423,446	565,512	530,718	502,765
Research and development expenses	14,117	17,376	53,686					20,806							62,411	69,601	85,591	91,467
Acquired intangible asset amortization	16,459	49,733	172,260					8,855							26,567	29,519	37,426	40,634
Operating earnings (loss)	(72,432)	66,563	95,953				(55,787)	135,287	116,664	100,777	110,565	108,542	89,126	82,975	352,728	296,941	391,208	361,832
Interest income and other	148	174	630					297							766	972	851	819
Interest expense	(114,992)	(124,351)	(379,280)					(17,314)							(55,311)	(61,931)	(87,053)	(104,918)
Foreign currency gain (loss)	22,250	(7,406)	(1,872)					(2,117)							(2,142)	(2,778)	(4,500)	(4,004)
Earnings (loss) from continuing operations before income taxes (benefit)	(165,026)	(65,020)	(284,569)					116,153							296,041	233,204	300,506	253,729
Income tax expense (benefit)	(46,330)	(27,176)	(107,125)					32,354							82,359	74,367	89,668	92,848
Earnings (loss) from continuing operations	(118,696)	(37,844)	(177,444)	158,837	210,838	160,881	(54,845)	83,799	71,647	58,236	63,363	66,250	43,574	37,651	213,682	158,837	210,838	160,881
Earnings (loss) from discontinued operations, net of tax	3,827	2,032	(3,680)	32,101	45,246	67,821	5,214	6,927	9,778	10,182	10,630	9,523	10,031	15,062	26,887	32,101	45,246	67,821
Net earnings (loss)	$ (114,869)	$ (35,812)	$ (181,124)				$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 240,569	$ 190,938	$ 256,084	$ 228,702